LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
LOANS AND BORROWINGS
Schedule of borrowings

	As of December 31,
	2019	2020

Short-term borrowings	397,213	1,230,756
Current portion of long-term borrowings	740,524	922,634
Sub-total	1,137,737	2,153,390
Long-term borrowings, excluding current portion	8,028,473	10,566,746
Total loans and borrowings	9,166,210	12,720,136

Schedule of short-term borrowings

	As of December 31,
	2019	2020

Unsecured short-term loans and borrowings	80,000	221,436
Secured short-term loans and borrowings	317,213	1,009,320
	397,213	1,230,756

Schedule of assets to secure the short-term borrowings

	As of December 31,
	2019	2020

Accounts receivable	11,535	76,547

Schedule of long-term borrowings

	As of December 31,
	2019	2020

Unsecured long-term loans and borrowings	42,500	112,500
Secured long-term loans and borrowings	8,726,497	11,376,880
	8,768,997	11,489,380

Schedule of assets to secure the long-term borrowings

	As of December 31,
	2019	2020

Accounts receivable	508,847	743,031
Property and equipment, net	2,493,872	2,918,670
Prepaid land use rights, net	741,032	678,190
Operating lease ROU assets	—	599,120
	3,743,751	4,939,011

Schedule of aggregate maturities of the long-term borrowings

Long-term borrowings
Twelve months ending December 31,
2021	922,634
2022	1,585,344
2023	2,581,585
2024	2,020,680
2025	1,406,764
Thereafter	2,972,373
11,489,380